LEASES	12 Months Ended
Mar. 31, 2026
Leases [Abstract]
LEASES

NOTE 13 — LEASES

(a) Lessee

The VIEs, Junzhang Shanghai, Junzhang Beijing and their subsidiaries, entered into various operating lease agreements with different landlords to lease office space and warehouse space in major cities in the PRC. The Management believes that all the leases are operating leases.

The table below presents the operating lease related assets and liabilities recorded on the balance sheets.

	March 31,	March 31,
	2026	2025
Operating lease right-of-use lease assets	$293,973	$434,188

Operating lease liabilities – current	$299,198	$275,213
Operating lease liabilities – non-current	96,308	258,974
Total operating lease liabilities	$395,506	$534,187

The weighted average remaining lease terms and discount rates for all of operating leases were as follows as of March 31, 2026 and 2025:

	March 31,	March 31,
	2026	2025
Remaining lease term and discount rate:
Weighted average remaining lease term (years)	1.26	2.74
Weighted average discount rate	3.60%	3.64%

During the years ended March 31, 2026, 2025 and 2024, the Company incurred total operating lease expenses of $345,360, $250,939 and $274,707, respectively.

As of March 31, 2026, future minimum lease payments under non-cancellable operating lease agreement are as follows:

2027	$304,749
2028	83,672
2029	7,451
2030	4,784
2031	1,993
Total lease payments	402,649
Less: imputed interest	(7,143)
Total	$395,506

(b) Lessor

The components of lease income are as follows:

		For the Years Ended
		March 31,
	Location in Statements of
	Income	2026	2025	2024
Revenue from sales type leases	Sales of equipment	$67,154	$31,516	$45,411
Financing income on lease receivables	Financing	5,399	7,397	12,019
Lease income - operating leases	Leasing of equipment	738,041	969,089	911,140
Variable lease income	Leasing of equipment	295,119	267,428	323,180
Revenue from maintenance services	Maintenance services	30,787	74,587	106,745
Total lease income		$1,136,500	$1,350,017	$1,398,495

Profit at lease commencement on sales type leases was estimated to be approximately $16,000, $5,000 and $10,000 for the years ended March 31, 2026, 2025 and 2024, respectively.